Note 19 - Comparative Balances	3 Months Ended
Jan. 31, 2024
Statement Line Items [Line Items]
Disclosure of reclassifications or changes in presentation [text block]
19.	Comparative balances:

The interim financial statements have been reclassified, where applicable, to conform with the financial statement presentation used in the current period.  Cash flows related to the Bank’s investments in securities was reflected in operating activities in the comparative period and now reflected as investing activities and is consistent with the presentation and disclosure in the Bank’s annual audited financial statements for the year ended October 31, 2023. The change did not affect the comparative period earnings.